Note 3 - Loans (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2024	2023

Commercial	$87,990	$73,142
Commercial real estate	212,595	182,463
Residential mortgage	121,345	118,934
Home equity	7,186	5,800
Consumer, automobile	6,516	6,546
Consumer, other	1,526	1,787

	437,158	388,672
Less: net deferred loan fees	(819)	(748)

Total loans net of deferred loan fees	436,339	387,924

Less: allowance for credit losses	(4,379)	(3,861)

Net Loans	$431,960	$384,063

Schedule of Related Party Transactions [Table Text Block]
December 31, 2023	New Loans	Repayments	December 31, 2024

$3,574	$2,898	$(910)	$5,562
December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574